INITIAL PUBLIC OFFERING (Details) - CIK 0001836935 Centricus Acquisition Corp. - $ / shares		3 Months Ended
	Feb. 03, 2021	Mar. 31, 2021	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 10.00
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold	34,500,000
Purchase price, per unit	$ 10.00
Number of shares in a unit	1	1
Number of warrants in a unit	0.25	0.25
Exercise price of warrants	$ 11.50	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,500,000
Purchase price, per unit			$ 10.00